Cover	May 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 29, 2026
Entity Registrant Name	Bally’s Chicago, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-283772
Entity Tax Identification Number	88-2870098
Entity Address, Address Line One	100 Westminster Street
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	475-8474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001935799
Class A-1 Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A-1 common stock, par value $0.001 per share
Class A-2 Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A-2 common stock, par value $0.001 per share
Class A-3 Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A-3 common stock, par value $0.001 per share
Class A-4 Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A-4 common stock, par value $0.001 per share
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, par value $0.001 per share